Goodwill and Other Intangible Assets	6 Months Ended
Jun. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

NOTE 6 — GOODWILL AND OTHER INTANGIBLE ASSETS

Holdings reviews the carrying amount of goodwill for impairment annually as of December 31 or whenever events or conditions indicate that the net carrying amount may not be recoverable from estimated undiscounted future cash flows. Based upon the financial results for the six months ended June 30, 2015 and the sale of Wells, both of which were considered to be triggering events, Holdings conducted a fair value assessment of its goodwill. The results of the impairment test as of June 30, 2015 determined that the fair value of Holdings exceeded the carrying value of its net assets, therefore no impairment of goodwill was recorded.

The components of other intangible assets were as follows (in millions):

			June 30, 2015				December 31, 2014
	Amortizable	Weighted Average		Accumulated	Effect of Foreign
	Life	Remaining Life	Gross	Amortization	Currency	Net	Net
Acquired intangibles assets
Customer relationships	10 - 15 years	9 years	$207.0	$(71.0)	$(1.9)	$134.1	$142.7
Trademarks	5 years	1 year	0.6	(0.5)	—	0.1	0.1
Trademarks	Indefinite	Indefinite	109.1	—	—	109.1	109.1
Integrated software system	5 years	1 year	7.7	(6.7)	—	1.0	1.8

			$324.4	$(78.2)	$(1.9)	$244.3	$253.7

During the three and six months ended June 30, 2014, Holdings recorded a trademark impairment loss of $38.0 million related to the indefinite-lived trademark intangible asset of its fuel delivery systems product line. A decision by a customer to change suppliers and a change by another customer from branded to private label products triggered the need to test the carrying value of this indefinite-lived intangible asset. A discounted cash flow calculation was performed reflecting the revised forecasted net sales information. This identified that the estimated recoverable amount was less than the carrying value. The impairment is recorded in the interim unaudited condensed consolidated statements of comprehensive income (loss) in trademark impairment loss.

The aggregate intangible amortization expense recorded in the interim unaudited condensed consolidated statements of comprehensive income (loss) was $4.4 million and $8.9 million for the three and six months ended June 30, 2015, respectively, and $4.5 million and $8.9 million for the three and six months ended June 30, 2014, respectively.

The estimated amortization expense related to acquired intangible assets and the integrated software system for each of the succeeding five years is as follows (in millions):

	Acquired	Integrated
	Intangible	Software
	Assets	System
Remainder of 2015	$8.0	$0.7
2016	16.1	0.3
2017	16.1	—
2018	16.1	—
2019	16.1	—